ACQUISITION OF BUSINESS (Schedule of Purchase Price Allocation) (Details) - USD ($) $ in Thousands		Sep. 13, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	[1]
Business Acquisition [Line Items]
Fair value of previous investment in acquired companies		$ 24,734
Obligation to purchase non-controlling interests		16,144
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets, net		38,583
Property and equipment, net		11,014
Liability for employee rights upon retirement		(1,337)
Deferred income taxes		763
Other non-current assets		2,132
Deferred revenues (including current portion)		(34,048)
Goodwill		59,402	$ 62,896	$ 3,777	$ 3,406
Road Track [Member]
Business Acquisition [Line Items]
Cash paid		75,700
Consideration paid by issuance of treasury stock	[2]	12,038
Amount to be received as purchase price adjustment	[3]	(10,800)
Total acquisition price		76,938
Fair value of previous investment in acquired companies		24,734
Obligation to purchase non-controlling interests		16,144
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		6,731
Working capital (excluding cash and cash equivalents and deferred revenues)		34,576
Intangible assets, net	[4]	38,583
Property and equipment, net		11,014
Liability for employee rights upon retirement		(1,337)
Deferred income taxes		763
Other non-current assets		2,132
Deferred revenues (including current portion)		(34,048)
Net assets acquired		58,414
Goodwill		$ 59,402

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2018, 2017 and 2016 was US$ 7,098,000.
[2]	Based on 373,489 shares of common stock of the Company at September 13, 2018.
[3]	The amount of consideration was adjusted based on fiscal 2018 results of Road Track business. Such amount will be paid back to the company in Iturans Shares (300,472 shares out of 373,489 shares that we reissued as part of the consideration). As the purchase price adjustment will be settled by respite of the companies shares issued to the sellers, the amount to be received was presented as a deduction from equity.
[4]	The fair value adjustment estimate of identifiable intangible assets were determined using the "income approach, which is a valuation technique that estimates the fair value of an asset based on market participants" expectations of the cash flows an asset would generate over its remaining useful life.